COMBINED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Total revenues	$ 200,345	$ 148,927	$ 603,989	$ 568,475
Costs and expenses:
Operating	144,598	110,638	448,923	430,443
Depreciation and amortization of real estate and in-place resident contract intangibles	51,398	32,799	126,356	137,186
General and administrative			10,549	11,921
Interest expense	351	948	3,797	3,942
Transaction costs	18,510	0	1,607
Total costs and expenses			591,232	583,492
Other income (expense):
Gain (loss) on sales of real estate, net				(16,413)
Other income (expense), net	816	(2,380)	863	(32,417)
Total other income (expense), net	46,683	(2,380)	863	(48,830)
Income (loss) before income taxes and equity income (loss) from unconsolidated joint venture	28,885	(970)	13,620	(63,847)
Income tax benefit (expense)	(1,122)	(2,591)	(11,339)	11,490
Equity income (loss) from unconsolidated joint venture	111	1,451	4,068	1,894
Net income (loss)			6,349	(50,463)
Resident fees and services
Revenues:
Total revenues	$ 200,345	$ 148,927	$ 603,989	$ 568,475